SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Feb. 28, 2026
SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of property and equipment, net

Building	35-64 years
Computer, network equipment and software	3 years
Vehicles	4-5 years
Office equipment and furniture	3-5 years
Leasehold improvement	Shorter of the lease term or estimated useful lives

Schedule of estimated useful lives of major intangible assets

Category	Estimated useful lives
Tradename	Indefinite life
User base	1-7 years
Copyright	3-10 years
Others	1-6 years

Schedule of net revenues disaggregated by revenue

	For the year ended	For the year ended	For the year ended
	February 29,	February 28,	February 28,
	2024	2025	2026
Disaggregation of net revenues
- Learning services and others	$1,051,783	$1,534,815	$1,946,958
- Learning content solutions	438,657	715,418	1,061,950
Total	$1,490,440	$2,250,233	$3,008,908